Financial Income and Expenses - Foreign exchange rate gains and losses (Tables)	6 Months Ended
Jun. 30, 2023
Foreign Exchange Rate Gains and Losses
Schedule of foreign exchange rates for the period

	June 30, 2023	December 31, 2022	June 30, 2022	December 31, 2021

USD/DKK Foreign Exchange Rates	6.8539	6.9722	7.162	6.5612

% (Decrease)/Increase from prior year-end	-1.7%		9.2%